General Information - Additional Information (Detail) S/ in Thousands, $ in Millions		12 Months Ended
	Feb. 11, 2020 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2020 USD ($)
General Information [Line Items]
Payments to secure trust contingent obligations		S/ 72,000	$ 20.0
Maximum eventual liability		469,700				$ 129.6
Present value of trust liability		216,000				59.6
Maximum Exposure to Civil Reparation		9,600				$ 2.6
Goodwill impaired		S/ 0		S/ 33,089	S/ 0
Date of modifications of company name		Feb. 04, 2021	Feb. 04, 2021
Description of modification of company's name		The General Shareholder’s Meeting on November 2, 2020 approved the modification of the Company’s name from Graña y Montero S.A.A. to AENZA S.A.A., which is effective as of February 4, 2021.	The General Shareholder’s Meeting on November 2, 2020 approved the modification of the Company’s name from Graña y Montero S.A.A. to AENZA S.A.A., which is effective as of February 4, 2021.
Fines And Penalties	S/ 103,400
Estimated Fines And Penalties	S/ 39,000
Covid 19 [member]
General Information [Line Items]
Percentage of decrease in revenue		25.00%	25.00%
Goodwill impaired		S/ 0